Stock Options (Details) - Schedule of summarizes all stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options (Details) - Schedule of summarizes all stock option activity [Line Items]
Shares, Outstanding beginning	128,477	121,938	10,401
Weighted- Average Exercise Price Per Share, Outstanding beginning		$ 47.97	$ 145.34
Shares, Granted		38,461	119,229
Weighted- Average Exercise Price Per Share, Granted		$ 36.4	$ 36.4
Shares, Forfeited	(6,093)	(31,922)	7,692
Weighted- Average Exercise Price Per Share, Forfeited	$ 186.55	$ 36.4	$ 36.4
Shares, Outstanding ending		128,477	121,938
Weighted- Average Exercise Price Per Share, Outstanding ending	$ 49.96	$ 56.44	$ 47.97